Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

April 9, 2020

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re: Rule 497(e) Interactive Data Exhibit for Pioneer Funds

Ladies and Gentlemen:

On behalf of each registrant listed on Exhibit A hereto (each, a "Trust"), each a Delaware statutory trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the "1933 Act"), we are filing today via EDGAR an exhibit containing interactive data format risk/return summary information that relates to the risk/return summary information contained in the form of Prospectus for each respective series listed on Exhibit A hereto (each, a "Pioneer Fund"), each a series of the respective Trust, that was filed under Rule 497(e) on April 1, 2020 (SEC accession number 0000276776-20-000117).

Please call the undersigned at (617) 951-8458 or Toby R. Serkin at (617) 951-8760 with any comments or questions relating to the filing.

Sincerely,

/s/ Jeremy B. Kantrowitz Jeremy B. Kantrowitz

cc:Christopher J. Kelley, Esq. Toby R. Serkin, Esq.

Exhibit A

Pioneer Funds Containing Interactive Data Exhibit

Registrants	Series of Registrant
Pioneer Bond Fund	Pioneer Bond Fund
(File Nos. 002-62436, 811-02864)

CIK 0000276776

"""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""

Pioneer Series Trust III	Pioneer Disciplined Value Fund
(File Nos. 333-120144, 811-21664)

CIK 00001306349

"""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""

Pioneer Asset Allocation Trust	Pioneer Solutions -- Balanced Fund
(File Nos. 333-114788, 811-21569)

CIK 0001288255

"""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""

Pioneer Series Trust IV	Pioneer Balanced ESG Fund
(File Nos. 333-126384, 811-21781)	Pioneer Multi-Asset Income Fund

CIK 0001331854

"""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""

Pioneer Series Trust V	Pioneer Global Equity Fund
(File Nos. 333-129005, 811-21823)	Pioneer High Income Municipal Fund
CIK 0001341256	Pioneer Corporate High Yield Fund

"""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""

Pioneer Short Term Income Fund	Pioneer Short Term Income Fund
(File Nos. 333-114423, 811-21558)

CIK 0001286364

"""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""

Pioneer Series Trust XIV	Pioneer Strategic Income Fund
(File Nos. 333-71813, 811-09223)	Pioneer Emerging Markets Equity Fund

CIK 000107742

"""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""

Pioneer Equity Income Fund	Pioneer Equity Income Fund
(File Nos. 333-46453, 811-08657)

CIK 0000869356

"""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""

Pioneer High Yield Fund	Pioneer High Yield Fund
(File Nos. 333-90789, 811-09685)

CIK 0001094521

"""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""

Pioneer Mid Cap Value Fund	Pioneer Mid Cap Value Fund
(File Nos. 033-34801, 811-06106)
CIK 0000863334

"""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""

Pioneer Series Trust VI	Pioneer Floating Rate Fund
(File Nos. 333-138560, 811-21978)	Pioneer Flexible Opportunities Fund
CIK 0001380192

"""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""

Pioneer Series Trust VII	Pioneer Global High Yield Fund
(File Nos. 333-62166, 811-10395)	Pioneer Global Multisector Income Fund
CIK 0001140157

"""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""

Pioneer Series Trust VIII	Pioneer International Equity Fund
(File Nos. 033-53746, 811-07318)
CIK 0000893660

"""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""

Pioneer Fund	Pioneer Fund
(File Nos. 002-25980, 811-01466)
CIK 0000078713

"""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""

Pioneer Real Estate Shares	Pioneer Real Estate Shares
(File Nos. 033-65822, 811-07870)
CIK 0000908996

"""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""

Pioneer Series Trust II	Pioneer AMT-Free Municipal Fund
(File Nos. 333"110037, 811"21460)	Pioneer Select Mid Cap Growth Fund
CIK 0001265389

"""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""

Pioneer Series Trust X	Pioneer Fundamental Growth Fund
(File Nos. 333-81354, 811-21108)	Pioneer Dynamic Credit Fund
CIK 0000893660	Pioneer Multi-Asset Ultrashort Income Fund

"""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""

Pioneer Series Trust XI	Pioneer Core Equity Fund
(File Nos. 002-32773, 811-01835)
CIK 0000078758

"""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""

Pioneer Series Trust XII	Pioneer Disciplined Growth Fund
(File Nos. 333-42105, 811-08547)
CIK 0000078758

"""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""""

Pioneer Money Market Trust	Pioneer U.S. Government Money Market Fund
(File Nos. 333-13179, 811-05099)
CIK 0000812195